Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contracts	Such agreements establish a minimum cargo movement of products, as shown below:

Port	Minimum movement in tons per year	Maturity
Aratu	397,000	2031
Aratu	900,000	2022
Suape	250,000	2027
Suape	400,000	2029

Minimum annual purchases	These contracts establish a minimum commitment to according to the table below:

Plant	Minimum purchase (tons) per year	Maturity
Camaçari	205,000	2021
Mauá	44,100	2023

Insurance coverage	The maximum compensation values based on the risk analysis of certain locations are shown below:

Maximum compensation value (*)
Oxiteno	US$ 1.142 (equivalent to R$ 4,603 mil l ion as of 12/31/2019) (*)
Ipiranga	R$ 1.025
Ultracargo	R$ 949
Ultragaz	R$ 266
Extrafarma	R$ 160